Document and Entity Information	Jul. 24, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002058758
Document Type	8-K
Document Period End Date	Jul. 24, 2025
Entity Registrant Name	Avidia Bancorp, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	333-285815
Entity Tax Identification Number	33-4239888
Entity Address, Address Line One	42 Main Street
Entity Address, City or Town	Hudson
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01749
City Area Code	(800)
Local Phone Number	508-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false